Goodwill and Identifiable Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]
Note 8 — Goodwill and Identifiable Intangible Assets

Our intangible assets consist of trademarks, technology (including patents), customer relationships, and the IPR&D. These assets are a result of the Angel Business and Aldagen acquisitions. The carrying value of our intangible assets, and the associated amortization, were as follows:

	December 31,	December 31,
	2014	2013

Trademarks	$1,047,000	$2,310,000
Technology	2,355,000	2,355,000
Customer relationships	708,000	708,000
In-process research and development	25,926,000	29,585,000
Total	$30,036,000	$34,958,000
Less accumulated amortization	(1,288,230)	(1,189,046)
	$28,747,770	$33,768,954

As a result of our discontinuance of ALD-401 in the second quarter of 2014, we performed an assessment of our Aldagen related trademarks and IPR&D as of June 30, 2014 and determined these assets were impaired. There was no additional impairment recognized since then. At December 31, 2014 the carrying value reflects the impairment charge made to these assets.

The Company performed a quantitative assessment of our Aldagen related trademarks, and assessed changes to driving factors used in valuing that intangible asset, including the projected revenue stream, discount factor, and remaining useful life, and considered the impact of such changes to the discounted future cash flows used to value the trademarks.  We concluded that the initial fair value of the Aldagen related trademarks of approximately $1.8 million was impaired as of June 30, 2014. An impairment charge of approximately $1.0 million was taken in the three month period ending June 30, 2014 to reflect the current fair value of approximately $0.8 million.

The Company also performed a quantitative assessment of our IPR&D, and assessed changes to driving factors used in valuing that intangible asset, including the projected diagnostic revenue and expenses as well as the discount factor, and considered the impact of such changes to the discounted future cash flows used to value the IPR&D. We concluded that the initial fair value of the IPR&D of approximately $29.6 million was impaired as of June 30, 2014. An impairment charge of approximately $3.7 million was taken in the three month period ending June 30, 2014 to reflect the current fair value of approximately $25.9 million. Our annual impairment evaluations of indefinite lived intangible assets was performed as of October 1, 2014, and it was determined that there was no additional impairment of the recorded balances. (See Note 3 — Fair Value Measurements for additional details.)

We are currently conducting (i) a Phase 1/2 clinical trial in critical limb ischemia (PACE) that is being funded by the National Institutes of Health, and (ii) a Phase 1 clinical trial in grade IV malignant glioma following surgery that is funded by Duke University, both using the intellectual property and know-how encompassed by the IPR&D and trademarks. We have no current plans to change our approach with respect to these programs.

Amortization expense associated with our definite-lived intangible assets of $157,000 was recorded to cost of royalties and approximately $180,000 was recorded to general and administrative expense for the year ended December 31, 2014. Annual amortization expense based on our existing intangible assets and their estimated useful lives is expected to be approximately:

2015	308,400
2016	308,400
2017	308,400
2018	242,000
2019	219,900
Thereafter	1,434,800

As a result of our discontinuance of ALD-401 in the second quarter of 2014, the Company performed an impairment test of goodwill as of June 30, 2014. We also performed an impairment test of goodwill as of October 1, 2014. We perform a two-step process for measuring for impairment of goodwill. Step 1 of the impairment process is to determine if the fair value of the reporting unit exceeds its carrying value. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is considered not impaired, thus the second step of the impairment test is unnecessary. The Company’s goodwill is contained in its sole operating segment and reporting unit. Based on our assessment on June 30, 2014 and October 1, 2014, the fair value of the reporting unit, determined with reference to its quoted market cap, exceeded its carrying value at each date of assessment and the Company determined goodwill was not impaired. Accordingly, the Step Two analysis was not performed.